GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2018
GEOGRAPHICAL INFORMATION
GEOGRAPHICAL INFORMATION

16) GEOGRAPHICAL INFORMATION

As at and for the year ended December 31, 2018 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$198,263	$1,094,473	$1,292,736
Depletion, depreciation and accretion	58,333	245,941	304,274
Property, plant and equipment	262,159	1,044,912	1,307,071
Goodwill	451,121	203,678	654,799
Long term income tax receivable	—	27,195	27,195

As at and for the year ended December 31, 2017 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$227,031	$693,662	$920,693
Depletion, depreciation and accretion	89,936	160,838	250,774
Property, plant and equipment	246,604	653,427	900,031
Goodwill	451,121	187,757	638,878
Long term income tax receivable	—	50,108	50,108

As at and for the year ended December 31, 2016 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$233,391	$489,341	$722,732
Depletion, depreciation and accretion	126,062	202,902	328,964
Property, plant and equipment	304,048	434,382	738,430
Goodwill	451,121	200,542	651,663
Long term income tax receivable	—	—	—